Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	CAD 2,501	CAD 3,329
Income tax expense at Canadian statutory tax rate	669	890
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(242)	(229)
Differences in tax rate on income not subject to tax in Canada	(551)	(366)
Recovery of unrecognized tax losses of prior years		(10)
Adjustments to taxes related to prior years	(182)	(206)
Tax losses and temporary differences not recognized as deferred taxes	14	22
Impact of U.S. Tax Reform	472
Other differences	59	95
Income tax expense	CAD 239	CAD 196